Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 17,771,485	$ 19,350,208
Cost of revenues	14,136,742	16,707,148
Gross profit	3,634,743	2,643,060
Operating expenses:
Selling, general and administrative expenses	1,218,630	2,316,649
Operating income (loss)	2,416,113	326,411
Other income (expenses):
Interest income	20,211
Interest expense	(1,209,502)	(2,074,089)
Other income	28,020
Other expense	(25,241)	(345,548)
Other income (expenses)	(1,186,512)	(2,419,637)
Income (loss) before income taxes	1,229,601	(2,093,226)
Provision before income taxes		3,787
Net income (loss)	1,229,601	(2,097,013)
Comprehensive income (loss)	$ 1,229,601	$ (2,097,013)
Net income (loss) per common share
Basic income (loss) per common share	$ 0.08	$ (0.14)
Diluted income (loss) per common share	$ 0.02	$ (0.14)
Basic weighted average common shares outstanding	14,968,215	14,782,442
Diluted weighted average common shares outstanding	89,495,790	14,782,442